UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

July 31, 2014	(Unaudited	)

	Shares	Value (000)
Common Stock (90.8%)
Automotive (6.9%)
Federal-Mogul*	702,329	$11,195
Spartan Motors	825,000	3,548

		14,743

Aviation (2.1%)
Fly Leasing Ltd. ADR	296,800	4,434

Basic Industry (5.0%)
Harsco	56,000	1,415
Mueller Industries	334,000	9,295

		10,710

Chemicals (2.4%)
Huntsman	200,000	5,210

Diversified Financials (2.3%)
Dundee, Cl A*(1)	295,000	4,862

Energy (20.0%)
Approach Resources*	440,000	9,258
Halliburton	83,000	5,726
Noble Corp.	200,000	6,274
Oil States International*	40,000	2,452
Range Resources	165,000	12,472
Weatherford International Ltd.*	300,000	6,711

		42,893

Fertilizer (2.0%)
Agrium	47,000	4,281

Financial Services (1.4%)
Leucadia National	120,000	2,965

Industrial/Manufacturing (7.1%)
Actuant, Cl A	100,000	3,228
AZZ	170,000	7,419
Mettler-Toledo International*	18,000	4,628

		15,275

Miscellaneous Consumer (9.5%)
Jarden*	120,000	6,708
Prestige Brands Holdings*	440,000	13,552

		20,260

Paper (4.9%)
Neenah Paper	210,000	10,420

Printing & Publishing (0.7%)
Cenveo*	435,000	1,466

Schedule of Investments	FMC Strategic Value Fund

July 31, 2014	(Unaudited	)

	Shares	Value (000)
Real Estate Investment Trust (2.9%)
Rouse Properties	370,000	$6,271

Recreation/Leisure (3.3%)
Drew Industries	115,000	5,175
Thor Industries	35,000	1,854

		7,029

Restaurants (1.4%)
Einstein Noah Restaurant Group	198,943	3,010

Services (5.6%)
ARC Document Solutions*	261,150	1,424
Civeo	80,000	2,032
United Stationers	219,269	8,459

		11,915

Technology (6.0%)
MTS Systems	65,000	4,290
Polycom*	327,000	4,192
Tech Data*	70,000	4,395

		12,877

Transportation Equipment (4.7%)
Commercial Vehicle Group*	600,000	5,496
Titan International	300,000	4,476

		9,972

Veterinary Services (2.6%)
VCA Antech*	150,000	5,594

Total Common Stock
(Cost $111,572)		194,187

Short-Term Investment (9.8%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(2)
(Cost $21,021)	21,021,008	21,021

Total Investments (100.6%)
(Cost $132,593)†		$215,208

Percentages are based on Net Assets (in thousands) of $213,931.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

†	As of July 31, 2014, the tax basis cost of the Fund’s investments was $132,593 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $85,245 and $(2,630), respectively.

As of July 31, 2014, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-2200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014